Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	May 31, 2025	May 31, 2025
M3Sixty Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.70%)	2.80%
Russell 2000® Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	7.65%